Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 493,027	$ 493,027	$ 432,985
Less accumulated amortization	(272,360)	(263,843)	(240,275)
Patents, Total	220,667	229,184	192,710
Patents pending	202,664	197,426	238,060
Total intangible assets, net	$ 423,331	$ 426,610	$ 430,770